Label	Element	Value
Allowance account for credit losses of financial assets	ifrs-full_AllowanceAccountForCreditLossesOfFinancialAssets	$ 36,000,000
Allowance account for credit losses of financial assets	ifrs-full_AllowanceAccountForCreditLossesOfFinancialAssets	34,000,000
Current derivative financial assets	ifrs-full_CurrentDerivativeFinancialAssets	33,000,000
Current derivative financial assets	ifrs-full_CurrentDerivativeFinancialAssets	38,000,000
Current trade receivables	ifrs-full_CurrentTradeReceivables	773,000,000
Current trade receivables	ifrs-full_CurrentTradeReceivables	1,327,000,000
Other current receivables	ifrs-full_OtherCurrentReceivables	349,000,000
Other current receivables	ifrs-full_OtherCurrentReceivables	$ 168,000,000
Husky Midstream Limited Partnership [Member]
Disclosure of joint ventures [text block]	ifrs-full_DisclosureOfJointVenturesExplanatory
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2020	2019
Revenues	322	316
Expenses	(206)	(228)
Net earnings	116	88
Share of equity investment	35%	35%
Proportionate share of equity investment(1)	(32)	9
(1)    As at December 31, 2020, the Company’s share of pre-tax losses relating to its investment in HMLP were $7 million (2019 – $nil) which were unrecognized as a result of the investment being fully written off in the third quarter of 2020.

Balance Sheet
($ millions, except share of net assets)	December 31, 2020	December 31, 2019
Current assets(1)	108	171
Non-current assets	3,075	3,031
Current liabilities	(30)	(163)
Non-current liabilities	(1,175)	(1,059)
Net assets	1,978	1,980
Share of net assets	35%	35%
Carrying amount in balance sheet	—	666
(1)    Current assets include cash and cash equivalents of $30 million (2019 – $86 million).

Non-controlling interests [member]
Dividends paid to non-controlling interests	ifrs-full_DividendsPaidToNoncontrollingInterests	$ 2,000,000
Equity attributable to owners of parent [member]
Dividends paid to non-controlling interests	ifrs-full_DividendsPaidToNoncontrollingInterests	$ 2,000,000
Redeemable Preferred Shares, Series 5 Preferred Shares [Member] | Five Year Government of Canada Bond Yield
Dividend rate	huskf_DividendRate	4.591
Redeemable Preferred Shares, Series 7 Preferred Shares [Member] | Five Year Government of Canada Bond Yield
Dividend rate	huskf_DividendRate	3.935
Undeveloped Land [Member]
Land	ifrs-full_Land	$ 118,000,000
Land	ifrs-full_Land	$ 127,000,000